Schedule of analysis of cash flows on acquisition (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Travel Co. In. Limited [member]
Disclosure of detailed information about business combination [line items]
Net cash acquired with the subsidiary	₨ 4,828
Cash paid	(58,276)
Net cash flow on acquisition	(53,448)
Air Travel Bureau Limited [member]
Disclosure of detailed information about business combination [line items]
Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)
Net cash flow on acquisition	₨ (353,457)